Note 5 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($)													3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended							13 Months Ended	29 Months Ended
	Jun. 09, 2023	Oct. 01, 2022	Jun. 23, 2022	Oct. 01, 2021	Aug. 01, 2021	Oct. 01, 2020	Jul. 15, 2020	Jul. 15, 2019	Jul. 15, 2018	Mar. 31, 2018	Jul. 15, 2017	Nov. 15, 2014	Jun. 01, 2016	Nov. 14, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Jul. 30, 2022	Mar. 31, 2022	Mar. 31, 2018	Jun. 01, 2017	Mar. 31, 2017	Feb. 28, 2016	Jun. 01, 2017
Statement Line Items [Line Items]
Balance															$ 3,647,909	$ 3,200,493		$ 3,200,493
Cash															222,211	(0)		294,962
Shares															235,600			152,454
Balance															4,105,720		$ 4,105,720	3,647,909		$ 3,200,493
Balance															8,829,882	3,990,629		3,990,629
Assay															17,857			1,301
Geological, consulting and other															440,296			3,254,841
Exploration cost recovery															(100,000)			(300,000)
Balance															9,188,035		9,188,035	8,829,882		3,990,629
Total Balance															13,293,755		13,293,755	12,477,791
Drilling																		29,084
Helicopter																		1,854,027
Zoro property [member]
Statement Line Items [Line Items]
Balance															1,909,407	1,909,407		1,909,407
Cash															0			0
Shares															0			0
Balance															1,909,407		1,909,407	1,909,407		1,909,407
Balance															4,653,559	3,402,511		3,402,511
Assay															0			805
Geological, consulting and other															57,773			780,155
Exploration cost recovery															0			0
Balance															4,711,332		4,711,332	4,653,559		3,402,511
Total Balance															6,620,739		6,620,739	6,562,966
Drilling																		29,084
Helicopter																		441,004
Grass River Property [member]
Statement Line Items [Line Items]
Balance															43,500	40,500		40,500
Cash															1,755			3,000		40,500
Shares															0			0
Balance															45,255		45,255	43,500		40,500
Balance															596,124	0		0
Assay															0			0
Geological, consulting and other															83,892			412,874
Exploration cost recovery															0			0
Balance															680,016		680,016	596,124		0
Total Balance															725,271		725,271	639,624
Drilling																		0
Helicopter																		183,250
Winston Property [member]
Statement Line Items [Line Items]
Balance															1,334,548	1,200,586		1,200,586
Cash		$ 19,000		$ 19,000		$ 19,000	$ 12,000	$ 12,000	$ 12,000	$ 6,000	$ 12,000	$ 13,750	$ 40,000	$ 81,250	28,265		184,795	133,962			$ 35,000	$ 40,000	$ 25,000	$ 40,000	$ 120,000
Shares															0			0
Balance															1,362,813		1,362,813	1,334,548		1,200,586
Balance															371,909	244,216		244,216
Assay															0			0
Geological, consulting and other															47,324			127,693
Exploration cost recovery															0			0
Balance															419,233		419,233	371,909		244,216
Total Balance															1,782,046		1,782,046	1,706,457
Drilling																		0
Helicopter																		0
Peg North Property [member]
Statement Line Items [Line Items]
Balance															200,000	0		0
Cash	$ 100,000		$ 100,000												100,000			100,000
Shares	$ 100,000		$ 100,000												100,000			100,000
Balance															400,000		400,000	200,000		0
Balance															660,472	0		0
Assay															15,188			0
Geological, consulting and other															168,254			498,213
Exploration cost recovery															0			0
Balance															843,914		843,914	660,472		0
Total Balance															1,243,914		1,243,914	860,472
Drilling																		0
Helicopter																		162,259
Jean Lake Property [member]
Statement Line Items [Line Items]
Balance															150,000	50,000		50,000
Cash					$ 25,000										50,000			50,000	$ 50,000
Shares					$ 25,000										50,000			50,000	$ 50,000
Balance															250,000		250,000	150,000		50,000
Balance															2,509,453	343,902		343,902
Assay															2,669			496
Geological, consulting and other															78,553			1,397,541
Exploration cost recovery															(100,000)			(300,000)
Balance															2,490,675		2,490,675	2,509,453		343,902
Total Balance															2,740,675		2,740,675	2,659,453
Drilling																		0
Helicopter																		1,067,514
Jol Lithium Property [member]
Statement Line Items [Line Items]
Balance															10,454	0		0
Cash															638			8,000
Shares															0			2,454
Balance															11,092		11,092	10,454		0
Balance															38,365	$ 0		0
Assay															0			0
Geological, consulting and other															4,500			38,365
Exploration cost recovery															0			0
Balance															42,865		42,865	38,365		$ 0
Total Balance															53,957		53,957	48,819
Drilling																		0
Helicopter																		0
Lac Simard South property [member]
Statement Line Items [Line Items]
Balance															0
Cash															41,553
Shares															85,600
Balance															127,153		127,153	0
Balance															0
Assay															0
Geological, consulting and other															0
Exploration cost recovery															0
Balance															0		0	$ 0
Total Balance															$ 127,153		$ 127,153